Share Capital - Summary Of Fair Value Of Options Used To Determine The Weighted Average Assumptions (Detail)	12 Months Ended
	Nov. 30, 2019 yr $ / shares	Nov. 30, 2019 yr $ / shares	Nov. 30, 2018 yr $ / shares	Nov. 30, 2018 yr $ / shares
Disclosure of classes of share capital [abstract]
Risk-free interest rate	2.15%	2.15%	1.46%	1.46%
Expected volatility	57.00%	57.00%	58.00%	58.00%
Average option life in years	8	8	8	8
Grant-date share price | (per share)	$ 6.15	$ 8.19	$ 7.49	$ 9.56
Option exercise price | (per share)	$ 6.15	$ 8.19	$ 7.49	$ 9.56